Property and equipment, net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Line Items]
Subtotal	$ 846,894	$ 208,829
Less: accumulated depreciation	(128,399)	(81,002)
Property and equipment, net	718,495	127,827
Properties [Member]
Property, Plant and Equipment [Line Items]
Subtotal	612,213
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	77,278	49,151
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 157,403	$ 159,678